AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Communication Services - 9.0%
13,652	AT&T, Inc.	$403,826
40,010	CenturyLink, Inc.	386,097
15,142	Fox Corporation - Class A	390,209
7,101	Verizon Communications, Inc.	408,165
16,311	ViacomCBS, Inc. - Class B	425,228
		2,013,525
	Consumer Discretionary - 9.0%
4,162	Best Buy Company, Inc.	414,494
4,554	Genuine Parts Company	410,543
27,556	H&R Block, Inc.	399,562
5,203	Hasbro, Inc.	378,570
1,521	Home Depot, Inc.	403,810
		2,006,979
	Consumer Staples - 9.0%
9,646	Altria Group, Inc.	396,933
6,285	General Mills, Inc.	397,652
11,628	Kroger Company	404,538
5,253	Philip Morris International, Inc.	403,483
9,965	Walgreens Boots Alliance, Inc.	405,675
		2,008,281
	Energy - 8.8%
24,661	Baker Hughes Company	381,999
4,478	Chevron Corporation	375,883
14,963	HollyFrontier Corporation	411,483
28,330	Kinder Morgan, Inc.	399,453
21,015	Williams Companies, Inc.	402,017
		1,970,835
	Financials - 8.9%
10,788	Comerica, Inc.	415,554
9,017	Principal Financial Group, Inc.	382,591
6,219	Prudential Financial, Inc.	394,098
36,969	Regions Financial Corporation	401,483
22,267	Unum Group	383,661
		1,977,387
	Health Care - 9.0%
4,157	AbbVie, Inc.	394,541
6,978	Bristol-Myers Squibb Company	409,329
7,145	Cardinal Health, Inc.	390,260
6,373	CVS Health Corporation	401,117
10,719	Pfizer, Inc.	412,467
		2,007,714

	Industrials - 9.4%
2,525	3M Company	379,937
2,144	Cummins, Inc.	414,349
6,371	Emerson Electric Company	395,066
2,848	Snap-on, Inc.	415,438
3,411	United Parcel Service, Inc. - Class B	486,954
		2,091,744
	Information Technology - 9.1%
1,320	Broadcom, Inc.	418,110
3,209	International Business Machines Corporation	394,514
9,345	NetApp, Inc.	413,984
8,403	Seagate Technology plc	379,984
25,795	Xerox Holdings Corporation	429,487
		2,036,079
	Materials - 8.8%
13,201	CF Industries Holdings, Inc.	413,588
9,470	Dow, Inc.	388,838
5,267	Eastman Chemical Company	393,076
11,115	International Paper Company	386,691
3,927	Packaging Corporation of America	377,463
		1,959,656
	Real Estate - 9.4%
10,102	Regency Centers Corporation	414,485
6,665	Simon Property Group, Inc.	415,563
8,693	SL Green Realty Corporation	404,224
11,286	Ventas, Inc.	432,931
7,851	Welltower, Inc.	420,500
		2,087,703
	Utilities - 9.2%
5,020	Dominion Energy, Inc.	406,770
11,807	NRG Energy, Inc.	399,195
7,723	Public Service Enterprise Group, Inc.	432,025
3,213	Sempra Energy	399,890
4,313	WEC Energy Group, Inc.	410,856
		2,048,736
	TOTAL COMMON STOCKS (Cost $24,144,113)	22,208,639

	SHORT-TERM INVESTMENTS - 0.2%
46,652	Invesco Government & Agency Portfolio, Institutional Class - 0.07%*	46,652
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,652)	46,652
	TOTAL INVESTMENTS (Cost $24,190,765) - 99.8%	22,255,291
	Other Assets in Excess of Liabilities - 0.2%	48,868
	NET ASSETS - 100.0%	$22,304,159

	Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of July 31, 2020.

The Global Industry Classifications Standard (GICS ®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS ® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

AAM S&P 500 High Dividend Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,208,639	$-	$-	$22,208,639
Short-Term Investments	46,652	-	-	46,652
Total Investments in Securities	$22,255,291	$-	$-	$22,255,291

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.